Risk Management (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 19, 2024	Jun. 28, 2024
Risk management [Line Items]
Amount receivable from the acquirers	[1],[2]		R$ 463,663	R$ 181,572
Amount receivable from the acquirers			3,273,306	3,653,774
Provision for expected credit losses			397	400
Expected credit losses			R$ 3,155,386	864,220
Change in interest rates			0.01%
Increase interest rates			10.00%
Decrease interest rates			10.00%
Fixed rate instruments			10.00%
Customers may exercise their redemption rights, the cash outflows			R$ 27,309,698	R$ 18,711,067
Executed a capital increase			R$ 230,000		R$ 130,000	R$ 100,000
Total capital ratio			9.25%	9.69%
Pp above the regulatory requirement			1.24%	0.81%
Capital Ratio Conservation Buffer			2.50%	2.69%
The tier I ratio			9.25%	9.69%
Subordinated debts		R$ 501,600
Liquidity Risk [Member]
Risk management [Line Items]
Customers may exercise their redemption rights, the cash outflows			R$ 529,266	R$ 383,086
Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio			7.00%
Common Equity Tier I [Member]
Risk management [Line Items]
Pp above the regulatory requirement			2.25%
Payroll loan [Member]
Risk management [Line Items]
Hedging instrument			R$ 1,539	716
FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument			R$ 33,499	R$ 43,979
Bottom of Range [Member]
Risk management [Line Items]
Hedge effectiveness			80.00%
Total capital ratio			10.50%
The tier I ratio				1.19%
Top of Range [Member]
Risk management [Line Items]
Hedge effectiveness			125.00%
Total capital ratio			11.74%
Tire 1 [Member]
Risk management [Line Items]
Pp above the regulatory requirement			0.75%
Tire 1 [Member] | Bottom of Range [Member]
Risk management [Line Items]
Total capital ratio			8.50%
Tire 1 [Member] | Top of Range [Member]
Risk management [Line Items]
Total capital ratio			9.25%
Swap Contracts [Member] | Payroll loan [Member]
Risk management [Line Items]
Hedging instrument			R$ (4)	R$ 262
Swap Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument			9,181	15,550
Futures Contracts [Member] | Payroll loan [Member]
Risk management [Line Items]
Hedging instrument			1,543	454
Futures Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument			R$ 24,318	R$ 28,459

[1]	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 397 and R$ 2,225 respectively, as of December 31, 2025 (R$ 400 and R$ 7,356 respectively, as of December 31, 2024).
[2]	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.